Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Property Plant and Equipment
The service life ranges and weighted average remaining service life of PPE as at December 31 were as follows.

	2025		2024
(years)	Service Life Ranges	Weighted Average Remaining Service Life	Service Life Ranges	Weighted Average Remaining Service Life
Distribution
Electric	7-80	32	5-80	32
Gas	18-83	40	18-83	37
Transmission
Electric	20-85	42	20-85	42
Gas	10-80	34	10-80	35
Generation	6-95	22	2-95	22
Other	3-80	13	3-80	13

($ millions)	Cost	Accumulated Depreciation	Net Book Value
2025
Distribution
Electric	16,283	(4,233)	12,050
Gas	7,481	(1,910)	5,571
Transmission
Electric	23,849	(5,016)	18,833
Gas	3,057	(939)	2,118
Generation	7,450	(2,955)	4,495
Other	5,198	(1,730)	3,468
Assets under construction	3,886	—	3,886
Land	465	—	465
	67,669	(16,783)	50,886

2024
Distribution
Electric	15,771	(4,078)	11,693
Gas	7,148	(1,866)	5,282
Transmission
Electric	23,084	(4,865)	18,219
Gas	2,937	(894)	2,043
Generation	8,056	(3,110)	4,946
Other	5,014	(1,809)	3,205
Assets under construction	3,578	—	3,578
Land	490	—	490
	66,078	(16,622)	49,456

Schedule of Intangible Assets
The service life ranges and weighted average remaining service life of finite-life intangible assets as at December 31 were as follows.

	2025		2024
(years)	Service Life Ranges	Weighted Average Remaining Service Life	Service Life Ranges	Weighted Average Remaining Service Life
Computer software	3-18	5	3-18	5
Land, transmission and water rights	10-85	55	30-85	52
Other	10-100	19	10-100	16

		Accumulated	Net Book
($ millions)	Cost	Amortization	Value
2025
Computer software	1,019	(417)	602
Land, transmission and water rights	1,170	(215)	955
Other	143	(90)	53
Assets under construction	113	—	113
	2,445	(722)	1,723

2024
Computer software	1,035	(493)	542
Land, transmission and water rights	1,188	(210)	978
Other	143	(95)	48
Assets under construction	93	—	93
	2,459	(798)	1,661